SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity
A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2017is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	6,028,888	$14.33	3.27	$5,070
Granted	1,768,300	16.22
Exercised	(693,166)	15.56
Expired	(58,700)	19.12
Forfeited	(496,279)	14.46

Outstanding at December 31, 2017	6,549,043	$14.66	3.08	$31,202

Exercisable at December 31, 2017	2,090,022	$15.00	1.37	$9,267

Vested and expected to vest at December 31, 2017	5,996,960	$14.63	2.98	$28,744

Summary of Stock Options Outstanding by Exercise Price Range
The options outstanding under the Company's Stock Option Plans as of December 31, 2017, 2016 and 2015 have been separated into ranges of exercise price as follows:

December 31, 2017
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$10.04-14.74	4,253,357	2.94	13.53	1,227,982	14.00
$15.09-19.30	2,252,686	3.36	16.63	840,540	16.26
$20.62-23.66	43,000	2.47	22.79	21,500	22.79

	6,549,043			2,090,022

Summary of RSU Activity
The following table summarizes information relating to RSUs, as well as changes to such awards during 2017:

Year ended December 31,
2017
Number in thousands

Outstanding at January 1, 2017	1,282,930
Granted	400,495
Vested	(277,720)
Forfeited	(126,203)

Outstanding as of December 31, 2017	1,279,502

Summary of Stock-Based Compensation Expense
Stock-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$241	$180	$141
Research and development, net	3,867	3,339	2,456
Sales and marketing	6,894	5,661	4,098
General and administrative	2,029	2,340	2,634

Total expenses	$13,031	$11,520	$9,329